Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events
Subsequent Events

15.Subsequent Events

The Company has evaluated subsequent events through the date these financial statements were available to be issued, and determined that except for the transactions described below, there have been no events that occurred that would require adjustments to the Company’s disclosures.

Business Combination

On May 9, 2024, in connection with the Business Combination, the Company’s equityholders, including the Company’s stockholders and holders of SAFE Notes (following the Closing, “Oklo equityholders”), received 78,996,459 shares of newly issued Class A common stock, par value $0.0001 per share (following the Closing, “Oklo Class A common stock”), as well as the contingent right to receive up to an aggregate of 15,000,000 shares of Oklo Class A common stock, which will be issued to eligible holders of pre-Closing securities of the Company during the five-year period following the Closing, in three separate tranches (i) upon the satisfaction of certain price targets or (ii) if the Company undergoes a change in control (a “Change in Control” as defined in the Merger Agreement), the price per share received by stockholders of the Company in such Change in Control transaction, among other certain conditions and other provisions. In addition, certain AltC founders received 12,500,000 shares of Oklo Class A common stock subject to vesting during the five-year period following the Closing in four separate tranches upon the satisfaction of certain price targets or in the event of a sale of the Company, among other conditions.

14. Subsequent Events

The Company has evaluated subsequent events through the date these financial statements were available to be issued, and determined that except for the transactions described below, there have been no events that occurred that would require adjustments to the Company’s disclosures.

SAFE Notes

From January 1, 2024 through the date these consolidated financial statements were issued, the Company executed SAFE Notes in the aggregate amount of $10,232,000 ($1,864,800 at $300 million valuation cap and $8,367,200 at $500 million valuation cap). The terms of the SAFE Notes are similar to the SAFE Notes as described in Note 5.

Letter of Intent

On February 16, 2024, the Company entered into a letter of intent (the “LOI”) with an unrelated third party (the “third party”) for the purchase of power from the Company’s planned powerhouses to serve certain data centers in the U.S. on a 20-year timeline, and at a rate to be formally specified in one or more future Power Purchase Agreement(s) (each a “PPA”) (subject to the requirement that the price meets the market rate, discount and most favored nation terms contained in the agreement). In addition, the third party will have the right to renew and extend PPAs for additional 20-year terms.

The LOI, provides for the third party to have a continuing right of first refusal for a period of thirty-six (36) months following its execution to purchase energy output produced by certain powerhouses developed by the Company in the U.S., subject to certain provisions and excluded powerhouses, for power capacity of no less than 100 MWe of energy output and up to cumulative maximum of 500 MWe of total energy output (the “ROFR”). In exchange for the ROFR and other rights contained in the LOI, in March 2024, the third party paid the Company $25,000,000 (the “Payment”). In connection with the Payment, the Company agreed to supply power at a discount to the most favored nation pricing that the Company is required to provide the third party in a future PPA (location to be determined); provided, that pricing set out in a PPA shall include an additional discount if needed such that the total savings against most favored nation pricing over the course of the PPA is equivalent to the Payment.

Common Stock and Options

From January 1, 2024 through the date these consolidated financial statements were issued, the Company granted 58,020 options for shares of the Company’s common stock subject to five year vesting, that remain outstanding.

From January 1, 2024 through the date these consolidated financial statements were issued, the Company issued 221,977 shares of its common stock upon the exercise of stock options.